UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: Corporate High Yield Fund VI, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Corporate
      High Yield Fund VI, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments

                                              Corporate High Yield Fund VI, Inc.

Schedule of Investments as of November 30, 2004                (in U.S. dollars)

                                               Face
Industry+                                    Amount  Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.6%              $ 3,901,000  Alliant Techsystems Inc., 3% due 8/15/2024 (Convertible)(a)      $   4,271,595
                                          2,000,000  Esterline Technologies Corporation, 7.75% due 6/15/2013              2,185,000
                                            650,000  K & F Industries, Inc., 7.75% due 11/15/2014(a)                        664,625
                                          3,000,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014(a)                 3,210,000
                                          4,150,000  TD Funding Corp., 8.375% due 7/15/2011                               4,440,500
                                          3,050,000  The Titan Corporation, 8% due 5/15/2011                              3,233,000
                                          2,925,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                   2,837,250
                                                                                                                      -------------
                                                                                                                         20,841,970
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 2.6%                           3,625,000  American Airlines, Inc., 7.80% due 4/01/2008                         3,158,763
                                                     Continental Airlines, Inc.:
                                          1,300,000      7.25% due 11/01/2005                                             1,210,826
                                          1,625,000      8% due 12/15/2005                                                1,535,625
                                            245,973      6.541% due 9/15/2009                                               219,322
                                          1,886,362      7.033% due 6/15/2011                                             1,509,561
                                          3,796,951      6.90% due 1/02/2017                                              2,994,711
                                                     Delta Air Lines, Inc.:
                                          4,800,000      7.90% due 12/15/2009                                             2,664,000
                                          2,530,000      2.875% due 2/18/2024 (Convertible)(a)                            1,622,363
                                                                                                                      -------------
                                                                                                                         14,915,171
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 2.3%                         2,125,000  Asbury Automotive Group, Inc., 8% due 3/15/2014                      2,103,750
                                          3,250,000  Autocam Corporation, 10.875% due 6/15/2014                           3,233,750
                                                     Metaldyne Corporation:
                                          4,300,000      11% due 6/15/2012                                                3,612,000
                                          2,224,000      10% due 11/01/2013(a)                                            2,157,280
                                          2,250,000  Tenneco Automotive Inc., 8.625% due 11/15/2014 (a)                   2,340,000
                                                                                                                      -------------
                                                                                                                         13,446,780
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 5.6%                       3,875,000  CanWest Media, Inc., 8% due 9/15/2012 (a)                            4,146,250
                                          4,550,000  Granite Broadcasting Corporation, 9.75% due 12/01/2010               4,277,000
                                          3,500,000  NextMedia Operating, Inc., 10.75% due 7/01/2011                      3,915,625
                                                     Paxson Communications Corporation:
                                          3,525,000      10.75% due 7/15/2008                                             3,621,938
                                            950,000      12.121%* due 1/15/2009                                             855,000
                                                     Salem Communications Holding Corporation:
                                          6,375,000      7.75% due 12/15/2010                                             6,789,375
                                             81,000      9% due 7/01/2011                                                    89,100
                                          5,030,000  Sinclair Broadcast Group, Inc., 4.875% due 7/15/2018
                                                     (Convertible)                                                        4,457,838
                                          3,900,000  Young Broadcasting Inc., 8.75% due 1/15/2014                         3,831,750
                                                                                                                      -------------
                                                                                                                         31,983,876
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 1.3%              2,975,000  Kabel Deutschland GmbH, 10.625% due 7/01/2014(a)                     3,421,250
                                          4,100,000  NTL Cable PLC, 6.07% due 10/15/2012(a)(c)                            4,223,000
                                                                                                                      -------------
                                                                                                                          7,644,250
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 8.4%                                  Adelphia Communications Corporation(b):
                                          1,300,000      6% due 2/15/2006 (Convertible)                                     227,500
                                          3,225,000      12.48%* due 1/15/2008                                            2,225,250
                                            456,902  Avalon Cable LLC, 11.875% due 12/01/2008                               476,321
                                          3,575,000  CSC Holdings, Inc., 7.625% due 4/01/2011                             3,825,250
                                          8,400,000  Century Cable Holdings LLC, Term, due 12/31/2009(e)                  8,351,003
                                          8,000,000  Charter Communications Holdings, LLC, 10% due 4/01/2009              6,940,000
                                          1,625,000  Charter Communications, Inc., 5.875% due 11/16/2009
                                                     (Convertible) (a)                                                    1,730,625
                                          4,750,000  Insight Communications Company, Inc., 10.388%* due 2/15/2011         4,560,000
                                          4,200,000  Loral Cyberstar, Inc., 10% due 7/15/2006(b)                          3,171,000
                                          1,550,000  Loral Space & Communications Ltd., 9.50% due 1/15/2006(b)              356,500
                                          7,100,000  Mediacom Broadband LLC, 11% due 7/15/2013                            7,508,250
                                                     New Skies Satellites BV(a):
                                          1,350,000      7.438% due 11/01/2011(c)                                         1,383,750
                                          1,975,000      9.125% due 11/01/2012                                            2,014,500
                                          4,800,000  Rainbow National Services LLC, 10.375% due 9/01/2014(a)              5,088,000
                                            550,000  Rogers Cable Inc., 6.75% due 3/15/2015 (a)                             558,250
                                                                                                                      -------------
                                                                                                                         48,416,199
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 11.1%                         3,975,000  BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014(a)          4,461,937
                                                     Crompton Corporation(a):
                                          3,225,000      7.67% due 8/01/2010(c)                                           3,483,000
                                          3,775,000      9.875% due 8/01/2012                                             4,228,000
                                          5,500,000  Huntsman International LLC, 10.125% due 7/01/2009                    5,802,500
                                          4,700,000  ISP Holdings, Inc., 10.625% due 12/15/2009                           5,217,000
                                          2,575,000  Innophos, Inc., 8.875% due 8/15/2014(a)                              2,781,000
                                          5,225,000  Millennium America Inc., 7% due 11/15/2006                           5,460,125

                                              Corporate High Yield Fund VI, Inc.

Schedule of Investments as of November 30, 2004 (continued)    (in U.S. dollars)

                                               Face
Industry+                                    Amount  Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals                                            Nalco Company:
(concluded)                             $   800,000      7.75% due 11/15/2011                                         $     862,000
                                          2,000,000      8.875% due 11/15/2013                                            2,207,500
                                          5,600,000  Nalco Finance Holdings LLC, 9.04%* due 2/01/2014                     4,172,000
                                          4,750,000  Omnova Solutions Inc., 11.25% due 6/01/2010                          5,343,750
                                          1,200,000  PCI Chemicals, Canada, 10% due 12/31/2008                            1,242,000
                                          5,400,000  PolyOne Corporation, 10.625% due 5/15/2010                           6,088,500
                                                     Rockwood Specialties Group, Inc.:
                                          3,025,000      10.625% due 5/15/2011                                            3,440,938
                                            350,000      7.50% due 11/15/2014(a)                                            358,750
                                          3,396,000  Terra Capital, Inc., 11.50% due 6/01/2010                            3,854,460
                                          4,870,000  Wellman, Inc., Second Lien Term, due 2/10/2010(e)                    4,886,232
                                                                                                                      -------------
                                                                                                                         63,889,692
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.7%                2,275,000  Sealy Mattress Company, 8.25% due 6/15/2014                          2,405,813
                                          1,300,000  Tempur-Pedic, Inc., 10.25% due 8/15/2010                             1,504,750
                                                                                                                      -------------
                                                                                                                          3,910,563
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 2.1%                       Chattem, Inc.:
                                          1,100,000      5.40% due 3/01/2010(c)                                           1,122,000
                                          1,075,000      7% due 3/01/2014                                                 1,104,562
                                          5,350,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                         5,844,875
                                          3,575,000  Samsonite Corporation, 8.875% due 6/01/2011                          3,802,906
                                                                                                                      -------------
                                                                                                                         11,874,343
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 6.7%                  3,575,000  CBD Media LLC, 8.625% due 6/01/2011                                  3,762,687
                                          2,906,000  Dex Media West LLC, 9.875% due 8/15/2013                             3,356,430
                                          4,750,000  Houghton Mifflin Company, 8.25% due 2/01/2011                        5,106,250
                                          9,900,000  Liberty Media Corporation, 0.75% due 3/30/2023 (Convertible)        11,174,625
                                                     PRIMEDIA Inc.:
                                          1,050,000      7.625% due 4/01/2008                                             1,050,000
                                          2,600,000      8.875% due 5/15/2011                                             2,678,000
                                          4,550,000  Six Flags, Inc., 9.50% due 2/01/2009                                 4,732,000
                                            900,000  WDAC Subsidiary Corp., 8.375% due 12/01/2014(a)                        900,000
                                          5,649,000  Yell Finance BV, 9.795%* due 8/01/2011                               5,479,530
                                                                                                                      -------------
                                                                                                                         38,239,522
-----------------------------------------------------------------------------------------------------------------------------------
Energy-Exploration & Production - 0.8%    4,250,000  Plains Exploration & Production Company, 8.75% due 7/01/2012         4,781,250
-----------------------------------------------------------------------------------------------------------------------------------
Energy-Other - 4.6%                       4,500,000  Dresser, Inc., 9.375% due 4/15/2011                                  4,950,000
                                          1,725,000  Dresser-Rand Group Inc., 7.375% due 11/01/2014(a)                    1,772,437
                                          3,800,000  Halliburton Company, 3.125% due 7/15/2023 (Convertible)(a)           4,835,500
                                          6,425,000  Ocean Rig Norway AS, 10.25% due 6/01/2008                            6,617,750
                                                     Star Gas Partners, LP:
                                          3,650,000      10.25% due 2/15/2013                                             3,896,375
                                          2,175,000      10.25% due 2/15/2013(a)                                          2,321,813
                                          3,400,000  Trico Marine Services, Inc., 8.875% due 5/15/2012(b)                 1,836,000
                                                                                                                      -------------
                                                                                                                         26,229,875
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.9%                          4,850,000  Refco Finance Holdings LLC, 9% due 8/01/2012(a)                      5,286,500
-----------------------------------------------------------------------------------------------------------------------------------
Food / Tobacco - 5.8%                                Commonwealth Brands, Inc.(a):
                                          1,000,000      9.75% due 4/15/2008                                              1,040,000
                                          4,850,000      10.625% due 9/01/2008                                            5,044,000
                                          2,000,000  Cosan SA Industria e Comercio, 9% due 11/01/2009(a)                  2,050,000
                                          5,500,000  Cott Beverages, Inc., 8% due 12/15/2011                              5,981,250
                                          2,250,000  Del Monte Corporation, 8.625% due 12/15/2012                         2,514,375
                                          4,125,000  Doane Pet Care Company, 10.75% due 3/01/2010                         4,485,937
                                          2,150,000  Merisant Company, 9.50% due 7/15/2013(a)                             1,935,000
                                          3,475,000  New World Pasta Company, 9.25% due 2/15/2009(b)                        173,750
                                                     Smithfield Foods, Inc.:
                                          2,250,000      7.625% due 2/15/2008                                             2,407,500
                                          3,750,000      8% due 10/15/2009                                                4,125,000
                                          2,150,000  Tabletop Holdings, Inc., 12.25%* due 5/15/2014(a)                      978,250
                                          2,625,000  The Wornick Company, 10.875% due 7/15/2011(a)                        2,874,375
                                                                                                                      -------------
                                                                                                                         33,609,437
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 7.6%                             5,750,000  Boyd Gaming Corporation, 8.75% due 4/15/2012                         6,454,375
                                          3,250,000  Inn of the Mountain Gods Resort and Casino, 12% due 11/15/2010       3,786,250
                                          3,500,000  MGM Mirage Inc., 9.75% due 6/01/2007                                 3,880,625
                                          6,150,000  The Majestic Star Casino, LLC, 9.50% due 10/15/2010                  6,488,250
                                          4,000,000  Park Place Entertainment Corporation, 7.875% due 3/15/2010           4,500,000
                                          2,425,000  Pinnacle Entertainment, Inc., 8.25% due 3/15/2012                    2,509,875
                                          4,350,000  Poster Financial Group, Inc., 8.75% due 12/01/2011                   4,469,625
                                          4,550,000  Resorts International Hotel and Casino, Inc., 11.50%
                                                     due 3/15/2009                                                        5,346,250
                                                     Wynn Las Vegas, LLC:
                                          1,004,000      12% due 11/01/2010                                               1,265,040
                                          4,850,000      6.625% due 12/01/2014(a)                                         4,765,125
                                                                                                                      -------------
                                                                                                                         43,465,415
-----------------------------------------------------------------------------------------------------------------------------------

                                              Corporate High Yield Fund VI, Inc.

Schedule of Investments as of November 30, 2004 (continued)    (in U.S. dollars)

                                               Face
Industry+                                    Amount  Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Government - Foreign - 1.1%                          Federal Republic of Brazil:
                                        $ 1,782,610      8% due 4/15/2014                                             $   1,789,206
                                          2,725,000      10.50% due 7/14/2014                                             3,120,125
                                          1,375,000  Republic of Turkey, 7.25% due 3/15/2015                              1,381,875
                                                                                                                      -------------
                                                                                                                          6,291,206
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 7.2%                                   Alpharma, Inc.:
                                          3,200,000      3% due 6/01/2006 (Convertible)                                   4,008,000
                                          3,600,000      8.625% due 5/01/2011(a)                                          3,762,000
                                                     Elan Finance PLC(a):
                                          2,650,000      6.51% due 11/15/2011 (c)                                         2,802,375
                                          2,150,000      7.75% due 11/15/2011                                             2,241,375
                                                     Fisher Scientific International Inc.:
                                          3,973,000      8.125% due 5/01/2012                                             4,424,929
                                          1,000,000      8% due 9/01/2013                                                 1,122,500
                                          6,250,000  Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008        6,781,250
                                          4,850,000  HealthSouth Corporation, 8.375% due 10/01/2011                       4,898,500
                                                     Tenet Healthcare Corporation:
                                          2,500,000      5.375% due 11/15/2006                                            2,512,500
                                          1,900,000      9.875% due 7/01/2014(a)                                          2,042,500
                                          4,500,000  US Oncology, Inc., 9% due 8/15/2012(a)                               4,995,000
                                          1,700,000  Vanguard Health Holding Company II, LLC, 9% due 10/01/2014(a)        1,806,250
                                                                                                                      -------------
                                                                                                                         41,397,179
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 3.4%                                       Building Materials Corporation of America:
                                          2,500,000      8% due 10/15/2007                                                2,593,750
                                          8,750,000      8% due 12/01/2008                                                9,034,375
                                          1,200,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                  1,270,500
                                          3,250,000  Nortek, Inc., 8.50% due 9/01/2014(a)                                 3,493,750
                                          2,700,000  Texas Industries, Inc., 10.25% due 6/15/2011                         3,105,000
                                                                                                                      -------------
                                                                                                                         19,497,375
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 4.9%             6,600,000  Advanced Micro Devices, Inc., 7.75% due 11/01/2012(a)                6,732,000
                                                     Amkor Technology, Inc.:
                                            975,000      9.25% due 2/15/2008                                                955,500
                                          3,225,000      7.125% due 3/15/2011                                             2,846,062
                                          4,950,000  Cypress Semiconductor Corporation, 1.25% due 6/15/2008
                                                     (Convertible)                                                        4,888,125
                                          3,200,000  Freescale Semiconductor, Inc., 4.82% due 7/15/2009(c)                3,312,000
                                          1,700,000  Quantum Corporation, 4.375% due 8/01/2010                            1,710,625
                                          1,925,000  UGS Corp., 10% due 6/01/2012(a)                                      2,194,500
                                          5,600,000  Viasystems, Inc., 10.50% due 1/15/2011                               5,432,000
                                                                                                                      -------------
                                                                                                                         28,070,812
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.9%                                       FelCor Lodging LP:
                                          2,500,000      9% due 6/01/2011                                                 2,800,000
                                          4,850,000      6.874% due 6/01/2011(c)                                          5,056,125
                                          2,000,000  Intrawest Corporation, 7.50% due 10/15/2013                          2,130,000
                                          1,300,000  True Temper Sports, Inc., 8.375% due 9/15/2011                       1,157,000
                                                                                                                      -------------
                                                                                                                         11,143,125
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 6.5%                      1,375,000  Columbus McKinnon Corporation, 8.50% due 4/01/2008                   1,371,562
                                          5,900,000  EaglePicher Incorporated, 9.75% due 9/01/2013                        6,047,500
                                          5,925,000  Invensys PLC, 9.875% due 3/15/2011(a)                                6,384,187
                                          4,500,000  JohnsonDiversey, Inc., 9.625% due 5/15/2012                          5,085,000
                                          2,000,000  Mueller Group, Inc., 10% due 5/01/2012                               2,170,000
                                          1,500,000  Rexnord Corporation, 10.125% due 12/15/2012                          1,695,000
                                          1,625,000  Sensus Metering Systems Inc., 8.625% due 12/15/2013                  1,673,750
                                          3,050,000  Superior Essex Communications LLC, 9% due 4/15/2012                  3,179,625
                                          5,150,000  TriMas Corporation, 9.875% due 6/15/2012                             5,330,250
                                          2,750,000  Tyco International Group SA, 2.75% due 1/15/2018 (Convertible)       4,200,625
                                                                                                                      -------------
                                                                                                                         37,137,499
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.6%                      3,050,000  Century Aluminum Company, 7.50% due 8/15/2014(a)                     3,202,500
                                          3,250,000  Foundation PA Coal Company, 7.25% due 8/01/2014(a)                   3,477,500
                                          2,250,000  Vale Overseas Ltd., 8.25% due 1/17/2034                              2,311,875
                                                                                                                      -------------
                                                                                                                          8,991,875
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 5.6%                          2,375,000  Consolidated Container Company LLC, 10.75%* due 6/15/2009            1,995,000
                                          1,250,000  Crown Euro Holdings SA, 10.875% due 3/01/2013                        1,478,125
                                                     Owens-Brockway Glass Container, Inc.:
                                          5,650,000      8.875% due 2/15/2009                                             6,102,000
                                          1,300,000      8.25% due 5/15/2013                                              1,413,750
                                                     Pliant Corporation:
                                          3,875,000      11.125%* due 6/15/2009                                           3,487,500
                                          6,055,000      13% due 6/01/2010                                                5,812,800
                                                     Tekni-Plex, Inc.:
                                          4,725,000      12.75% due 6/15/2010                                             4,181,625
                                            650,000      8.75% due 11/15/2013(a)                                            646,750

                                              Corporate High Yield Fund VI, Inc.

Schedule of Investments as of November 30, 2004 (continued)    (in U.S. dollars)

                                               Face
Industry+                                    Amount  Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Packaging                                            U.S. Can Corporation:
(concluded)                             $ 2,150,000      10.875% due 7/15/2010                                        $   2,262,875
                                          4,000,000      12.375% due 10/01/2010                                           3,720,000
                                          1,150,000  Wise Metals Group LLC, 10.25% due 5/15/2012(a)                       1,161,500
                                                                                                                      -------------
                                                                                                                         32,261,925
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 7.0%                              5,875,000  Abitibi-Consolidated Inc., 5.99% due 6/15/2011(c)                    5,948,437
                                                     Ainsworth Lumber Co. Ltd.(a):
                                          3,250,000      5.669% due 10/01/2010(c)                                         3,266,250
                                          1,975,000      7.25% due 10/01/2012                                             1,975,000
                                                     Boise Cascade LLC(a):
                                            450,000      5.005% due 10/15/2012(c)                                           461,250
                                            850,000      7.125% due 10/15/2014                                              888,250
                                          5,200,000  Bowater Incorporated, 5.49% due 3/15/2010(c)                         5,226,000
                                          3,450,000  Caraustar Industries, Inc., 9.875% due 4/01/2011                     3,708,750
                                          2,375,000  Georgia-Pacific Corporation, 9.375% due 2/01/2013                    2,766,875
                                                     Graphic Packaging International Inc.:
                                          1,875,000      8.50% due 8/15/2011                                              2,076,562
                                          2,200,000      9.50% due 8/15/2013                                              2,508,000
                                          4,000,000  JSG Funding PLC, 9.625% due 10/01/2012                               4,560,000
                                          1,500,000  Jefferson Smurfit Corporation, 8.25% due 10/01/2012                  1,642,500
                                                     Norske Skog Canada Ltd.:
                                          2,000,000      8.625% due 6/15/2011                                             2,150,000
                                          1,200,000      7.375% due 3/01/2014                                             1,245,000
                                          1,716,000  Western Forest Products Inc., 15% due 7/28/2009(g)                   1,930,500
                                                                                                                      -------------
                                                                                                                         40,353,374
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.4%                             2,150,000  The Jean Coutu Group, Inc., 8.50% due 8/01/2014(a)                   2,182,250
-----------------------------------------------------------------------------------------------------------------------------------
Services - 6.5%                           4,600,000  Allied Waste North America, Inc., 8.875% due 4/01/2008               4,830,000
                                          5,025,000  The Coinmach Corporation, 9% due 2/01/2010                           5,276,250
                                          4,500,000  Corrections Corporation of America, 7.50% due 5/01/2011              4,803,750
                                          2,400,000  MSW Energy Holdings LLC, 8.50% due 9/01/2010                         2,640,000
                                          1,550,000  MSW Energy Holdings II LLC, 7.375% due 9/01/2010                     1,635,250
                                          5,525,000  United Rentals (North America), Inc., 7.75% due 11/15/2013(a)        5,304,000
                                          5,350,000  Waste Services, Inc., 9.50% due 4/15/2014(a)                         5,323,250
                                                     Williams Scotsman, Inc.:
                                          6,500,000      9.875% due 6/01/2007                                             6,435,000
                                            850,000      10% due 8/15/2008                                                  943,500
                                                                                                                      -------------
                                                                                                                         37,191,000
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                              2,450,000  CSN Islands VIII Corp., 9.75% due 12/16/2013(a)                      2,627,625
                                            700,000  UCAR Finance Inc., 10.25% due 2/15/2012                                791,000
                                                                                                                      -------------
                                                                                                                          3,418,625
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 7.6%                            ADC Telecommunications, Inc. (Convertible):
                                          4,000,000      1% due 6/15/2008                                                 3,810,000
                                          1,025,000      3.065% due 6/15/2013(c)                                            994,250
                                          4,175,000  Alaska Communications System Holdings, Inc., 9.875%
                                                     due 8/15/2011                                                        4,383,750
                                          4,850,000  Cincinnati Bell Inc., 8.375% due 1/15/2014                           4,837,875
                                                     FairPoint Communications, Inc.:
                                          3,750,000      9.50% due 5/01/2008                                              3,750,000
                                          2,000,000      12.50% due 5/01/2010                                             2,150,000
                                          5,400,000  LCI International, Inc., 7.25% due 6/15/2007                         5,116,500
                                          2,925,000  Qwest Capital Funding, Inc., 7.25% due 2/15/2011                     2,786,063
                                          2,000,000  Qwest Services Corp., 14% due 12/15/2010(a)                          2,370,000
                                          1,600,000  Terremark Worldwide, Inc., 9% due 6/15/2009 (Convertible)(a)         1,504,000
                                          1,450,000  Time Warner Telecom Holdings, Inc., 6.29% due 2/15/2011(c)           1,446,375
                                                     Time Warner Telecom, Inc.:
                                          4,300,000      9.75% due 7/15/2008                                              4,278,500
                                          6,375,000      10.125% due 2/01/2011                                            6,120,000
                                                                                                                      -------------
                                                                                                                         43,547,313
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.1%                     3,050,000  Laidlaw International, Inc., 10.75% due 6/15/2011                    3,511,313
                                          2,500,000  Teekay Shipping Corporation, 8.875% due 7/15/2011                    2,887,500
                                                                                                                      -------------
                                                                                                                          6,398,813
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 12.0%                                      The AES Corporation:
                                          8,000,000      8.50% due 11/01/2007                                             8,120,000
                                          4,000,000      9.375% due 9/15/2010                                             4,625,000
                                         12,000,000  Calpine Canada Energy Finance ULC, 8.50% due 5/01/2008               8,580,000
                                                     Calpine Corporation:
                                          2,375,000      8.25% due 8/15/2005                                              2,363,125
                                          1,625,000      8.75% due 7/15/2007                                              1,332,500
                                          7,800,000  CenterPoint Energy, Inc., 3.75% due 5/15/2023 (Convertible)          8,872,500
                                          3,513,000  ESI Tractebel Acquisition Corp., 7.99% due 12/30/2011                3,698,346
                                          3,250,000  Edison Mission Energy, 9.875% due 4/15/2011                          3,843,125
                                          4,300,000  El Paso CGP Company, 7.75% due 6/15/2010                             4,429,000
                                          3,500,000  Electricidad de Caracas Finance BV, 10.25% due 10/15/2014(a)         3,675,000
                                          3,650,000  Mission Energy Holding Company, 13.50% due 7/15/2008                 4,576,188

                                              Corporate High Yield Fund VI, Inc.

Schedule of Investments as of November 30, 2004 (concluded)    (in U.S. dollars)

                                               Face
Industry+                                    Amount  Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Utility                                              Nevada Power Company:
(concluded)                             $ 1,575,000      10.875% due 10/15/2009                                       $   1,830,938
                                          3,750,000      8.25% due 6/01/2011                                              4,312,500
                                          1,150,000      9% due 8/15/2013                                                 1,334,000
                                          4,000,000  Sierra Pacific Power Company, 8% due 6/01/2008                       4,390,000
                                            875,000  Sierra Pacific Resources, 8.625% due 3/15/2014                         997,500
                                          1,650,000  Southern Natural Gas Company, 8.875% due 3/15/2010                   1,860,375
                                                                                                                      -------------
                                                                                                                         68,840,097
-----------------------------------------------------------------------------------------------------------------------------------
Wireless - 3.7%                           3,400,000  Centennial Communications Corp., 10.125% due 6/15/2013               3,706,000
                                          5,000,000  Crown Castle International Corp., 9.375% due 8/01/2011               5,600,000
                                                     Rogers Wireless Inc.:
                                            600,000      5.525% due 12/15/2010(a)(c)                                        621,000
                                            250,000      8% due 12/15/2012(a)                                               259,375
                                          5,850,000      6.375% due 3/01/2014                                             5,703,750
                                          1,075,000  Rural Cellular Corporation, 6.99% due 3/15/2010(c)                   1,107,250
                                          4,925,000  SBA Telecommunications, Inc., 7.534%* due 12/15/2011                 4,100,063
                                                                                                                      -------------
                                                                                                                         21,097,438
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Corporate Bonds
                                                     (Cost - $743,729,841) - 135.2%                                     776,354,749
===================================================================================================================================

                                             Shares
                                               Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                             133,624  ABX Air, Inc.(f)                                                     1,048,948
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.9%                377,174  Telewest Global, Inc.(f)                                             5,521,827
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                                 78,039  Western Forest Products Inc.(f)                                        492,235
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.1%                    27,927  MCI, Inc.(f)                                                           526,703
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Common Stocks (Cost - $4,905,353) - 1.3%        7,589,713
===================================================================================================================================

                                                     Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.1%                           230,000  General Motors Corporation (Convertible)                             6,152,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Preferred Stocks
                                                     (Cost - $5,748,900) - 1.1%                                           6,152,500
===================================================================================================================================

                                                     Warrants (d)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                           54,577  HealthSouth Corporation                                                122,798
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Warrants (Cost - $0) - 0.0%                       122,798
===================================================================================================================================
                                        Total Investments (Cost - $754,384,094**) - 137.6%                              790,219,760

                                        Liabilities in Excess of Other Assets - (37.6%)                                (215,758,741)
                                                                                                                      -------------
                                        Net Assets - 100.0%                                                           $ 574,461,019
                                                                                                                      =============

* Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

      --------------------------------------------------------------------------
      Aggregate cost                                              $ 755,229,039
                                                                  =============
      Gross unrealized appreciation                               $  44,092,912
      Gross unrealized depreciation                                  (9,102,191)
                                                                  -------------
      Net unrealized appreciation                                 $  34,990,721
                                                                  =============

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(c)   Floating rate note.
(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Floating rate loans in which the Fund invests generally pays interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. Corporate loans represent 2.3% of the Fund's net assets.
(f)   Non-income producing security.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                            Net         Interest
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
         LLC Cash Sweep Series I                        $(6,541,525)      $1,410
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund VI, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    President
    Corporate High Yield Fund VI, Inc.

Date: January 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    President
    Corporate High Yield Fund VI, Inc.

Date: January 13, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Corporate High Yield Fund VI, Inc.

Date: January 13, 2005